Pension Plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of actuarial hypothesis assumptions
The most significant actuarial hypotheses considered in the calculations were:

	Plans post-employment	Plans post-employment
	2020	2019

Mortality chart	RV-2014	RV-2014
Termination of contract rates	5,0%	5,0%
Impairment chart	PDT 1985	PDT 1985

Schedule of post-employment benefits
Activity for post-employment benefits is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Plan assets	8,224	7,195
Commitments for defined-benefit plans
For active personnel	(7,551)	(6,525)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	673	670

Schedule of cash flow for post-employment benefits
Year’s cash flow for post-employment benefits is as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

a) Fair value of plan assets
Opening balance	7,195	6,804	7,919
Expected yield of insurance contracts	385	333	353
Employer contributions	870	859	836
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(226)	(801)	(2,304)
Fair value of plan assets at year end	8,224	7,195	6,804
b) Present value of obligations
Present value of obligations opening balance	(6,525)	(5,958)	(6,998)
Net incorporation of Group companies	-	-	-
Service cost	(1,026)	(567)	(1,069)
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	-	-	2,109
Present value of obligations at year end	(7,551)	(6,525)	(5,958)
Net balance at year end	673	670	846

Schedule of plan expected profit
Plan expected profit:

	As of December 31,
	2020	2019	2018

Type of expected yield from the plan’s assets	UF + 2,50% annual	UF + 2,50% annual	UF + 2,50% annual
Type of yield expected from the reimbursement rights	UF + 2,50% annual	UF + 2,50% annual	UF + 2,50% annual

Schedule of plan associated expenses
Plan associated expenses:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Current period service expenses	1,026	566	1,069
Interest cost	-	-	-
Expected yield from plan’s assets	(385)	(333)	(353)
Expected yield of insurance contracts linked to the Plan:	-
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	641	233	716